Consolidated Schedule of Investments (unaudited)	iShares® MSCI India ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Bharat Electronics Ltd.	8,022,946	$16,058,201

Airlines — 0.3%
InterGlobe Aviation Ltd.(a)(b)	633,618	15,306,658

Auto Components — 1.3%
Balkrishna Industries Ltd.	572,880	17,376,465
Bharat Forge Ltd.(b)	1,533,039	14,266,281
Motherson Sumi Systems Ltd.(b)	8,318,480	27,525,483
MRF Ltd.	12,568	14,495,766
		73,663,995
Automobiles — 5.1%
Bajaj Auto Ltd.(b)	457,342	26,406,829
Eicher Motors Ltd.(b)	900,000	33,079,320
Hero MotoCorp Ltd.	789,377	32,684,772
Mahindra & Mahindra Ltd.	5,730,827	63,896,804
Maruti Suzuki India Ltd.	895,190	87,309,426
Tata Motors Ltd.(b)	10,932,744	47,978,451
		291,355,602
Banks — 11.5%
Axis Bank Ltd.(b)	14,925,710	153,978,574
Bandhan Bank Ltd.(a)(b)	4,242,585	17,954,293
ICICI Bank Ltd.(b)	33,684,880	308,793,449
Kotak Mahindra Bank Ltd.(b)	3,652,759	90,972,517
State Bank of India(b)	11,754,393	68,793,010
Yes Bank Ltd.(b)	74,248,243	13,815,062
		654,306,905
Beverages — 0.3%
United Spirits Ltd.(b)	1,914,077	16,203,023

Biotechnology — 0.3%
Biocon Ltd.(b)	2,738,812	14,675,301

Capital Markets — 0.2%
HDFC Asset Management Co. Ltd.(a)	350,585	14,333,013

Chemicals — 3.6%
Asian Paints Ltd.	2,526,673	103,726,332
Berger Paints India Ltd.	1,599,087	17,776,264
PI Industries Ltd.	549,133	19,807,137
Pidilite Industries Ltd.(b)	1,003,915	29,038,842
UPL Ltd.	3,270,495	36,773,720
		207,122,295
Construction & Engineering — 1.6%
Larsen & Toubro Ltd.	4,531,883	91,923,115

Construction Materials — 2.8%
ACC Ltd.	494,660	13,538,300
Ambuja Cements Ltd.	4,576,680	20,666,159
Grasim Industries Ltd.	1,733,143	35,084,982
Shree Cement Ltd.(b)	71,282	27,187,582
UltraTech Cement Ltd.	665,276	61,416,596
		157,893,619
Consumer Finance — 3.8%
Bajaj Finance Ltd.(b)	1,780,720	138,242,577
Cholamandalam Investment and Finance Co. Ltd.	2,700,100	20,426,203
Muthoot Finance Ltd.	792,595	14,411,350
SBI Cards & Payment Services Ltd.	1,234,712	17,770,972
Security	Shares	Value

Consumer Finance (continued)
Shriram Transport Finance Co. Ltd.	1,249,880	$24,536,935
		215,388,037
Diversified Financial Services — 1.2%
Bajaj Finserv Ltd.(b)	251,067	40,928,098
Piramal Enterprises Ltd.	663,321	16,575,718
REC Ltd.	5,852,673	11,786,096
		69,289,912
Diversified Telecommunication Services — 0.3%
Indus Towers Ltd.	4,436,521	14,834,571

Electric Utilities — 1.4%
Adani Transmission Ltd.(b)	1,444,960	29,377,077
Power Grid Corp. of India Ltd.	15,503,404	48,270,001
		77,647,078
Electrical Equipment — 0.4%
Havells India Ltd.	1,442,887	20,520,976

Food & Staples Retailing — 0.8%
Avenue Supermarts Ltd.(a)(b)	1,066,461	45,165,665

Food Products — 2.2%
Britannia Industries Ltd.	713,794	33,915,285
Nestle India Ltd.	222,227	54,039,924
Tata Consumer Products Ltd.	3,944,700	36,096,019
		124,051,228
Gas Utilities — 1.2%
Adani Total Gas Ltd.(b)	1,739,628	32,324,598
GAIL India Ltd.	10,395,351	22,977,213
Indraprastha Gas Ltd.	1,843,907	13,427,315
		68,729,126
Health Care Providers & Services — 0.5%
Apollo Hospitals Enterprise Ltd.	662,814	29,118,098

Hotels, Restaurants & Leisure — 0.4%
Jubilant Foodworks Ltd.(b)	520,350	22,330,277

Household Products — 3.1%
Hindustan Unilever Ltd.	5,415,453	174,834,603

Independent Power and Renewable Electricity Producers — 1.6%
Adani Green Energy Ltd.(b)	2,574,908	45,070,888
NTPC Ltd.	31,928,119	48,676,240
		93,747,128
Industrial Conglomerates — 0.2%
Siemens Ltd.	469,037	13,517,594

Insurance — 2.4%
HDFC Life Insurance Co. Ltd.(a)(b)	5,323,474	48,833,434
ICICI Lombard General Insurance Co. Ltd.(a)	1,466,862	29,834,685
ICICI Prudential Life Insurance Co. Ltd.(a)(b)	2,364,094	18,093,852
SBI Life Insurance Co. Ltd.(a)	2,963,628	39,859,797
		136,621,768
Interactive Media & Services — 0.5%
Info Edge India Ltd.(b)	508,288	30,569,722

IT Services — 16.5%
HCL Technologies Ltd.	7,148,207	93,236,782
Infosys Ltd.	22,442,388	431,329,877
Larsen & Toubro Infotech Ltd.(a)	345,133	18,786,641
Tata Consultancy Services Ltd.	6,089,915	265,637,884
Tech Mahindra Ltd.	4,143,229	58,545,856

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Wipro Ltd.	9,018,412	$67,054,964
		934,592,004
Life Sciences Tools & Services — 0.9%
Divi’s Laboratories Ltd.(b)	874,106	50,440,781

Metals & Mining — 3.6%
Hindalco Industries Ltd.	10,356,407	56,239,283
JSW Steel Ltd.	5,543,418	54,442,842
Tata Steel Ltd.	4,080,102	63,424,002
Vedanta Ltd.	7,318,844	27,644,158
		201,750,285
Multiline Retail — 0.2%
Trent Ltd.	1,193,920	14,101,796

Oil, Gas & Consumable Fuels — 12.2%
Bharat Petroleum Corp. Ltd.	5,599,875	36,449,380
Coal India Ltd.	10,145,978	20,672,295
Hindustan Petroleum Corp. Ltd.	4,405,546	16,953,792
Indian Oil Corp. Ltd.	12,399,164	18,696,720
Oil & Natural Gas Corp. Ltd.	16,569,186	25,938,155
Petronet LNG Ltd.	4,939,036	16,490,420
Reliance Industries Ltd.	18,786,434	557,732,085
		692,932,847
Personal Products — 1.8%
Colgate-Palmolive India Ltd.	806,008	19,148,950
Dabur India Ltd.	4,073,698	30,460,503
Godrej Consumer Products Ltd.(b)	2,356,712	27,914,164
Marico Ltd.	3,401,548	22,341,597
		99,865,214
Pharmaceuticals — 4.0%
Aurobindo Pharma Ltd.	1,929,314	26,638,108
Cipla Ltd.(b)	3,186,509	41,619,947
Dr. Reddy’s Laboratories Ltd.	766,553	55,964,071
Ipca Laboratories Ltd.	459,364	13,117,455
Lupin Ltd.	1,493,701	25,100,185
Sun Pharmaceutical Industries Ltd.	5,530,050	50,945,960
Torrent Pharmaceuticals Ltd.	334,317	12,652,548
		226,038,274
Real Estate Management & Development — 0.3%
DLF Ltd.	4,075,218	16,207,925
	Shares/
Security	Par	Value

Road & Rail — 0.3%
Container Corp. of India Ltd.	1,604,974	$15,097,217

Textiles, Apparel & Luxury Goods — 1.2%
Page Industries Ltd.	36,726	15,607,901
Titan Co. Ltd.	2,338,564	51,353,243
		66,961,144
Thrifts & Mortgage Finance — 7.0%
Housing Development Finance Corp. Ltd.	11,280,007	396,475,680

Tobacco — 1.0%
ITC Ltd.	19,448,518	58,183,935

Trading Companies & Distributors — 0.6%
Adani Enterprises Ltd.(b)	1,743,842	31,654,996

Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.(b)	3,344,965	35,481,863

Wireless Telecommunication Services — 2.1%
Bharti Airtel Ltd.	16,157,140	119,389,734

Total Common Stocks — 99.6%
(Cost: $3,411,043,878)		5,648,381,205

Corporate Bonds & Notes

Food Products — 0.0%
Britannia Industries Ltd., 5.50%, 06/03/24(c)	INR 21,298,383	294,004

Total Corporate Bonds & Notes — 0.0%
(Cost: $292,671)		294,004

Total Investments in Securities — 99.6%
(Cost: $3,411,336,549)		5,648,675,209

Other Assets, Less Liabilities — 0.4%		20,704,895

Net Assets — 100.0%		$5,669,380,104

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$10,728	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	131	06/24/21	$4,082	$29,937

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$5,648,381,205	$—	$5,648,381,205
Corporate Bonds & Notes	—	—	294,004	294,004
	$—	$5,648,381,205	$294,004	$5,648,675,209
Derivative financial instruments(a)
Assets
Futures Contracts	$29,937	$—	$—	$29,937

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Currency Abbreviations

INR	Indian Rupee